APPENDIX I

                                 UNITED STATES
                            SECURITIES AND EXCHANGE
                             Washington D.C. 20549

                                                               OMB APPROVAL
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.    Name and address of Issuer:

      PDR Services LLC
      c/o American Stock Exchange LLC
      86 Trinity Place
      New York, NY 10006

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

      Standard & Poor's MidCap 400
      Depository Receipts
      MidCap SPDR Trust, Series 1

3.    Investment Company Act File Number: 811-8972

      Securities Act File Number: 33-89088

4(a). Last day of fiscal year for which this Form is filed: 9/30/04

4(b). [ ] Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instructions A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


4(c). [   ] Check box if this is the last time the issuer will be filing this
            Form.



5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year pursuant to
           Section 24(f)                                                        $2,093,336,741.61
                                                                                -----------------

     (ii)  Aggregate price of securities redeemed
           or repurchased during the fiscal year:        $1,695,329,599.53
                                                         -----------------

     (iii) Aggregate price of securities redeemed or
           repurchased during any PRIOR fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the Commission:  $1,229,579,999.63
                                                         -----------------

     (iv)  Total available redemption credits
           [add Items 5(ii) and 5(iii):                                         $2,924,909,599.16
                                                                                -----------------

     (v)   Net Sales--if Item 5(i) is greater than
           Item 5(iv) [substract Item 5(iv) from
           Item 5(i)]:                                                          $
                                                                                -----------------

     (vi)  Redemption credits available for use in
           future years--if Item 5(i) is less than
           Item 5(iv) [substract Item 5(iv from
           Item 5(i)]:                                   $(831,572,857.55)
                                                         -----------------

     (vii) Multiplier for determining registration
           fee (See Instruction C.9)                                            x .0001177
                                                                                -----------------

     (viii)Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no fee is due):                        =$              0
                                                                                -----------------


6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                +$              0
                                                                                -----------------

8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
                                                                                =$              0
                                                                                -----------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


     Method of Delivery

                    [   ] Wire Transfer
                    [   ] Mail or other means


                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joanna Yedreyeski
                          ----------------------------------
                          Joanna Yedreyeski, Vice President
                          ----------------------------------

Date 12/28/04


* Please print the name and title of the signing officer below the signature.